Pay vs Performance Disclosure	12 Months Ended
	Dec. 27, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	As required by Item 402(v) of Regulation S-K, the Company is providing the following information concerning pay versus performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)(2)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income(6)	Adjusted Diluted Earnings Per Share(7)
2024	$15,933,536	$4,407,241	$5,258,307	$1,713,451	$216	$158	29,630	$1.68
2023	$2,375,670	$4,557,509	$1,080,195	$1,813,398	$156	$139	34,151	$1.55
2022	$5,540,340	$5,954,698	$2,198,741	$2,343,269	$137	$105	40,802	$1.52
2021	$6,081,600	$4,262,516	$2,391,965	$1,780,479	$135	$90	41,545	$1.31
2020	$1,826,932	$1,612,923	$908,539	$875,380	$93	$89	5,473	$0.69

(1) For each year shown, the CEO was Ted A. Fernandez and the other named executive officers were David N. Dungan and Robert A. Ramirez.

(2) The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 23. (See the footnotes to the SCT for further detail regarding the amounts in this column. For 2024 this includes the grant date fair value of the Stock Price Award grant).

(3) (See “Computation of Compensation Actually Paid” below for a discussion of the amounts included in this column).

(4) Reflects the cumulative total shareholder return (“TSR”) of the Company for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four-years ended December 31, 2023 and the five-years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(5) Reflects the cumulative total shareholder return of the peer group utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report for the year ended December 27, 2024 that consists of Alithya Group Inc. (formerly known as Edgewater Technology, Inc.), Huron Consulting Group, Inc. and Information Services Group, Inc. for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four-years ended December 31, 2023, and the five-years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(6) Amounts in thousands.

(7) The Company primarily uses adjusted diluted earnings per share to determine the performance-based compensation paid to its named executive officers. As such, it represents, in the Company’s assessment, the most important financial performance measure that is not otherwise disclosed in the table above used by the Company to link Compensation Actually Paid to the registrant’s named executive officers for the years presented in the table. (For the definition of adjusted diluted earnings per share see “Compensation Discussion and Analysis – The Elements of Executive Compensation at the Company” on page 15 of this proxy statement).

Company Selected Measure Name	adjusted diluted earnings per share
Named Executive Officers, Footnote	the other named executive officers were David N. Dungan and Robert A. Ramirez.
Peer Group Issuers, Footnote	Reflects the cumulative total shareholder return of the peer group utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report for the year ended December 27, 2024 that consists of Alithya Group Inc. (formerly known as Edgewater Technology, Inc.), Huron Consulting Group, Inc. and Information Services Group, Inc. for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four-years ended December 31, 2023, and the five-years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 15,933,536	$ 2,375,670	$ 5,540,340	$ 6,081,600	$ 1,826,932
PEO Actually Paid Compensation Amount	$ 4,407,241	4,557,509	5,954,698	4,262,516	1,612,923
Adjustment To PEO Compensation, Footnote	The amounts shown in this column are computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” for the Company's CEO and “Average Compensation Actually Paid” for its other named executive officers was computed as follows:

	CEO					Other NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
SCT Total Compensation	$15,933,536	$2,375,670	$5,540,340	$6,081,600	$1,826,932	$5,258,307	$1,080,195	$2,198,741	$2,391,965	$908,539
Minus SCT Stock Awards Value	(14,019,025)	(1,023,570)	(2,748,240)	(3,027,600)	(678,068)	(4,346,521)	(368,827)	(942,933)	(1,039,545)	(231,175)
Plus Value of Unvested Equity Awards Granted in respective year	1,350,316	2,852,216	3,207,073	959,387	560,879	407,422	978,598	1,101,172	327,084	229,377
Change in Value of Unvested Equity Awards during respective year	1,101,503	289,289	(7,063)	247,995	(80,738)	378,027	101,282	(2,640)	100,625	(25,943)
Change in Value of Equity Awards Vested in respective year	40,911	63,904	(37,412)	1,134	(16,082)	16,215	22,150	(11,071)	350	(5,418)
Total Compensation Actually Paid	$4,407,241	$4,557,509	$5,954,698	$4,262,516	$1,612,923	$1,713,451	$1,813,398	$2,343,269	$1,780,479	$875,380

Non-PEO NEO Average Total Compensation Amount	$ 5,258,307	1,080,195	2,198,741	2,391,965	908,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,713,451	1,813,398	2,343,269	1,780,479	875,380
Adjustment to Non-PEO NEO Compensation Footnote

The amounts shown in this column are computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” for the Company's CEO and “Average Compensation Actually Paid” for its other named executive officers was computed as follows:

	CEO					Other NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
SCT Total Compensation	$15,933,536	$2,375,670	$5,540,340	$6,081,600	$1,826,932	$5,258,307	$1,080,195	$2,198,741	$2,391,965	$908,539
Minus SCT Stock Awards Value	(14,019,025)	(1,023,570)	(2,748,240)	(3,027,600)	(678,068)	(4,346,521)	(368,827)	(942,933)	(1,039,545)	(231,175)
Plus Value of Unvested Equity Awards Granted in respective year	1,350,316	2,852,216	3,207,073	959,387	560,879	407,422	978,598	1,101,172	327,084	229,377
Change in Value of Unvested Equity Awards during respective year	1,101,503	289,289	(7,063)	247,995	(80,738)	378,027	101,282	(2,640)	100,625	(25,943)
Change in Value of Equity Awards Vested in respective year	40,911	63,904	(37,412)	1,134	(16,082)	16,215	22,150	(11,071)	350	(5,418)
Total Compensation Actually Paid	$4,407,241	$4,557,509	$5,954,698	$4,262,516	$1,612,923	$1,713,451	$1,813,398	$2,343,269	$1,780,479	$875,380

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Company TSR and Peer Group TSR

Year	Total Shareholder Return(4)	Year over Year Increase (Decrease)	Peer group Total Shareholder Return(5)	Year over Year Increase (Decrease)
2024	$216	38%	$158	14%
2023	$156	14%	$139	32%
2022	$137	1%	$105	16%
2021	$135	46%	$90	2%
2020	$93	-8%	$89	-11%

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income/Adjusted Diluted Earnings Per Share

The following is provided to describe the relationship between executive compensation and financial performance of the Company, as well as the relationship between the Company’s TSR and the TSR for the Company’s peer group, in each case over the years covered in the table above.

Year	Compensation Actually Paid to CEO(3)(4)	Year over Year Increase (Decrease)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)(4)	Year over Year Increase (Decrease)	Net Income(6)	Year over Year Increase (Decrease)	Adjusted Diluted Earnings Per Share	Year over Year Increase (Decrease)
2024	$4,407,241	-3%	$1,713,451	-6%	$29,630	-13%	$1.68	8%
2023	$4,557,509	-23%	$1,813,398	-23%	$34,151	-16%	$1.55	2%
2022	$5,954,698	40%	$2,343,269	32%	$40,802	-2%	$1.52	16%
2021	$4,262,516	164%	$1,780,479	103%	$41,545	659%	$1.31	90%
2020	$1,612,923	-20%	$875,380	3%	$5,473	-76%	$0.69	-31%

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Net Income/Adjusted Diluted Earnings Per Share

The following is provided to describe the relationship between executive compensation and financial performance of the Company, as well as the relationship between the Company’s TSR and the TSR for the Company’s peer group, in each case over the years covered in the table above.

Year	Compensation Actually Paid to CEO(3)(4)	Year over Year Increase (Decrease)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)(4)	Year over Year Increase (Decrease)	Net Income(6)	Year over Year Increase (Decrease)	Adjusted Diluted Earnings Per Share	Year over Year Increase (Decrease)
2024	$4,407,241	-3%	$1,713,451	-6%	$29,630	-13%	$1.68	8%
2023	$4,557,509	-23%	$1,813,398	-23%	$34,151	-16%	$1.55	2%
2022	$5,954,698	40%	$2,343,269	32%	$40,802	-2%	$1.52	16%
2021	$4,262,516	164%	$1,780,479	103%	$41,545	659%	$1.31	90%
2020	$1,612,923	-20%	$875,380	3%	$5,473	-76%	$0.69	-31%

Total Shareholder Return Vs Peer Group

Description of Relationship Between Company TSR and Peer Group TSR

Year	Total Shareholder Return(4)	Year over Year Increase (Decrease)	Peer group Total Shareholder Return(5)	Year over Year Increase (Decrease)
2024	$216	38%	$158	14%
2023	$156	14%	$139	32%
2022	$137	1%	$105	16%
2021	$135	46%	$90	2%
2020	$93	-8%	$89	-11%

Tabular List, Table	Tabular List of Most Important Financial Performance Measures • Adjusted diluted earnings per share • Annual contract value growth
Total Shareholder Return Amount	$ 216	156	137	135	93
Peer Group Total Shareholder Return Amount	158	139	105	90	89
Net Income (Loss)	$ 29,630,000	$ 34,151,000	$ 40,802,000	$ 41,545,000	$ 5,473,000
Company Selected Measure Amount	1.68	1.55	1.52	1.31	0.69
PEO Name	Ted A. Fernandez
Peo Actually Paid Total Compensations Percentage	(3.00%)	(23.00%)	40.00%	164.00%	(20.00%)
Non PEO NEO Actually Paid Compensation Percentages	(6.00%)	(23.00%)	32.00%	103.00%	3.00%
Net Income (Loss) percentage	(13.00%)	(16.00%)	(2.00%)	659.00%	(76.00%)
Company Selected Measure Name Percentage	8.00%	2.00%	16.00%	90.00%	(31.00%)
Total Shareholder Return Percentage	38.00%	14.00%	1.00%	46.00%	(8.00%)
Peer Group Total Shareholder Return Percentage	14.00%	32.00%	16.00%	2.00%	(11.00%)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Annual contract value growth
PEO | Minus SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,019,025)	$ (1,023,570)	$ (2,748,240)	$ (3,027,600)	$ (678,068)
PEO | Plus Value of Unvested Equity Awards Granted in respective year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,350,316	2,852,216	3,207,073	959,387	560,879
PEO | Change in Value of Unvested Equity Awards during respective year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,101,503	289,289	(7,063)	247,995	(80,738)
PEO | Change in Value of Equity Awards Vested in respective year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,911	63,904	(37,412)	1,134	(16,082)
Non-PEO NEO | Minus SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,346,521)	(368,827)	(942,933)	(1,039,545)	(231,175)
Non-PEO NEO | Plus Value of Unvested Equity Awards Granted in respective year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,422	978,598	1,101,172	327,084	229,377
Non-PEO NEO | Change in Value of Unvested Equity Awards during respective year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,027	101,282	(2,640)	100,625	(25,943)
Non-PEO NEO | Change in Value of Equity Awards Vested in respective year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,215	$ 22,150	$ (11,071)	$ 350	$ (5,418)